Note 12 - Equity Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price A$
Balance at December 31, 2023	11,650,300	0.49
Exercised	(2,364,666)	0.20
Lapsed	(216,300)	0.50
Balance at December 31, 2024	9,069,334	0.57

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Exercise price A$	Options	Weighted average remaining life in years	Options exercisable shares
0.25	2,364,667	0.25	2,364,667
0.30	2,364,667	0.25	2,364,667
0.30	500,000	0.25	500,000
0.92	1,920,000	0.25	1,920,000
1.00	1,920,000	0.25	1,920,000
	9,069,334		9,069,334

Schedule of Activity for Options Exercised [Table Text Block]
Period ending	Number of options exercised and corresponding number of shares issued	Weighted average exercise price A$	Proceeds received A$
2024	2,364,666	0.20	472,933
2023	0	0.00	0

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
Oct-24
Exercise price A$	0
Share price at grant date A$	0.15
Volatility	86%
Maximum life (years)	0
Risk-free interest rate	3.61%
Fair value A$	0.12

Share-Based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
	Number of rights	Weighted average exercise price A$
Balance at December 31, 2023	7,500,000	0.00
Granted	750,000	0.00
Lapsed	(750,000)	0.00
Balance at December 31, 2024	7,500,000	0.00

Share-Based Payment Arrangement, Performance Shares, Activity [Table Text Block]
Exercise price A$	Rights	Weighted average remaining life in years	Rights exercisable shares
0	7,500,000	0	0